Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 12,577	€ 5,303
Other prepaid expenses	3,755	3,301
Other assets	2,426	2,925
Total	€ 18,758	€ 11,529